Condensed Statements of Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2013 Parent Company Subsidiaries and Consolidated VIEs USD ($)	Dec. 31, 2013 Parent Company Subsidiaries and Consolidated VIEs CNY	Dec. 31, 2012 Parent Company Subsidiaries and Consolidated VIEs CNY	Dec. 31, 2011 Parent Company Subsidiaries and Consolidated VIEs CNY
Operating expenses
General and administrative expenses	$ (30,875)	(186,907)	(153,512)	(82,926)	$ (2,764)	(16,741)	(78,611)	(49,424)
Fair value change of contingent liabilities	(9,231)	(55,882)	(17,430)	(63,185)	(16,498)	(99,874)	5,693	(11,775)
Operating loss	6,901	41,773	80,939	14,905	(19,262)	(116,615)	(72,918)	(61,199)	18,148	109,864	118,672	34,299
Other income (expense)					(6,851)	(41,475)	10,570	45,344
Profit (Loss) before income taxes	(6,058)	(36,679)	93,815	59,616	(7,965)	(48,226)	56,324	18,444
Income tax expense	(1,705)	(10,324)	(36,159)	(13,677)	0	0	0	0
Net profit (loss)	$ (7,965)	(48,226)	56,324	18,444	$ (7,965)	(48,226)	56,324	18,444